SUPPLEMENT TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION The date of this supplement is November 28, 2014.

For the MFS® Funds listed below:

MFS® BLENDED RESEARCH CORE EQUITY PORTFOLIO
MFS® BOND PORTFOLIO
MFS® CORE EQUITY PORTFOLIO
MFS® EMERGING MARKETS EQUITY PORTFOLIO
MFS® GLOBAL GOVERNMENTS PORTFOLIO
MFS® GLOBAL GROWTH PORTFOLIO
MFS® GLOBAL RESEARCH PORTFOLIO
MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO
MFS® GOVERNMENT SECURITIES PORTFOLIO
MFS® HIGH YIELD PORTFOLIO
MFS® INTERNATIONAL GROWTH PORTFOLIO
MFS® INTERNATIONAL VALUE PORTFOLIO
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
MFS® MONEY MARKET PORTFOLIO
MFS® RESEARCH INTERNATIONAL PORTFOLIO
MFS® STRATEGIC INCOME PORTFOLIO
MFS® TECHNOLOGY PORTFOLIO

Effective immediately, Appendix D entitled “Portfolio Manager(s)” is hereby restated as follows on behalf of MFS Global Research Portfolio, MFS Global Tactical Allocation Portfolio, and MFS International Value Portfolio only:

Compensation

Portfolio manager compensation is reviewed annually. As of December 31, 2013, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

With respect to Messrs. Keating, Kottler, and MacDougall, the performance bonus is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, traders, and non-investment personnel) and management’s assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

With respect to Messrs. Chitkara, De La Mata, Gomez-Bravo, Gorham, Grossman, Hawkins, Nastou, Persons, Stone, Weisman, and Wiener; and Ms. Shapiro, the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). With respect to Messrs. Chitkara, De La Mata, Gomez-Bravo, Gorham, Grossman, Hawkins,  Nastou, Persons, Stone, Weisman, and Wiener; and Ms. Shapiro, as of December 31, 2013, the following benchmarks were used to measure the following portfolio managers’ performance for the following Funds:

Fund	Portfolio Manager	Benchmark(s)
MFS Global Tactical Allocation Portfolio	Nevin P. Chitkara	MSCI World Index
	Pablo De La Mata[1]	MSCI World Index
	Pilar Gomez-Bravo	Barclays Global Credit Index
	Steven R. Gorham	MSCI World Index
	Richard O. Hawkins	Barclays Global Aggregate Index
	Benjamin Nastou	MSCI World Index Barclays Global Aggregate Index Hedged Lipper Mixed-Asset Target Allocation Conservative Funds
	Robert D. Persons	Barclays Global Credit Index
	Natalie I. Shapiro	MSCI World Index Barclays Global Aggregate Index Hedged Lipper Mixed-Asset Target Allocation Conservative Funds
	Benjamin Stone	MSCI World Index
	Erik S. Weisman	Barclays Global Aggregate Index Hedged
	Barnaby Wiener	MSCI World Index

MFS International Value Portfolio	Pablo De La Mata[1]	MSCI EAFE (Europe, Australasia, Far East) Value Index
	Benjamin Stone	MSCI EAFE (Europe, Australasia, Far East) Value Index

1011152	MFS-PM-VIT2-SAI-COMBINED-SUP-112814

Fund	Portfolio Manager	Benchmark(s)
Lipper Variable Annuity International Core Funds
	Barnaby Wiener	MSCI EAFE (Europe, Australasia, Far East) Value Index Lipper Variable Annuity International Value Funds Variable International Core Funds

1                                           Information is as of September 30, 2014.

Additional or different benchmarks, including versions of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of the Fund’s fiscal year ended December 31, 2013. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Because the Portfolio Managers are not eligible to purchase shares of the Fund, no portfolio manager owned shares of the Fund.

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Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate.  The number and assets of these accounts were as follows as of the fiscal year ended December 31, 2013, unless otherwise indicated:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Global Research Portfolio	James Keating[1]	Registered Investment Companies[2]	1	$125.0 million
		Other Pooled Investment Vehicles	4	$1.6 billion
		Other Accounts	1	$77.4 million

	Ben Kottler	Registered Investment Companies[2]	1	$137.7 million
		Other Pooled Investment Vehicles	3	$1.7 billion
		Other Accounts	1	$116.7 million

	Joseph G. MacDougall	Registered Investment Companies[2]	6	$6.7 billion
		Other Pooled Investment Vehicles	3	$1.7 billion
		Other Accounts	4	$697.5 million

MFS Global Tactical Allocation Portfolio	Barnaby M. Wiener	Registered Investment Companies[2]	9	$21.3 billion
		Other Pooled Investment Vehicles	6	$4.2 billion
		Other Accounts	24	$6.6 billion

	Benjamin R. Nastou	Registered Investment Companies[2]	4	$1.8 billion
		Other Pooled Investment Vehicles	2	$147.0 million
		Other Accounts	0	Not Applicable

	Benjamin Stone	Registered Investment Companies[2]	9	$21.3 billion
		Other Pooled Investment Vehicles	6	$6.6 billion
		Other Accounts	31	$7.6 billion

	Erik S. Weisman	Registered Investment Companies[2]	11	$6.4 billion
		Other Pooled Investment Vehicles	3	$2.5 billion
		Other Accounts	1	$33.3 million

	Natalie I. Shapiro	Registered Investment Companies[2]	5	$2.1 billion
		Other Pooled Investment Vehicles	2	$147.0 million
		Other Accounts	0	Not Applicable

	Nevin P. Chitkara	Registered Investment Companies[2]	19	$58.7 billion
		Other Pooled Investment Vehicles	6	$5.1 billion
		Other Accounts	42	$16.9 billion

	Pilar Gomez-Bravo	Registered Investment Companies[2]	4	$3.4 billion
		Other Pooled Investment Vehicles	1	$2.3 billion
		Other Accounts	1	$33.3 million

	Richard O. Hawkins	Registered Investment Companies[2]	11	$18.7 billion
		Other Pooled Investment Vehicles	2	$2.4 billion
		Other Accounts	5	$676.3 million

	Robert D. Persons	Registered Investment Companies[2]	11	$13.7 billion
		Other Pooled Investment Vehicles	3	$2.9 billion
		Other Accounts	4	$718.7 million

	Steven R. Gorham	Registered Investment Companies[2]	18	$58.7 billion
		Other Pooled Investment Vehicles	6	$5.1 billion
		Other Accounts	42	$16.9 billion

	Pablo De La Mata[1]	Registered Investment Companies[2]	9	$26.7 billion
		Other Pooled Investment Vehicles	8	$8.8 billion
		Other Accounts	32	$8.7 billion

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS International Value Portfolio	Barnaby Wiener	Registered Investment Companies[2]	9	$21.3 billion
		Other Pooled Investment Vehicles	6	$4.2 billion
		Other Accounts	24	$6.6 billion

	Benjamin Stone	Registered Investment Companies[2]	9	$21.3 billion
		Other Pooled Investment Vehicles	6	$6.6 billion
		Other Accounts	31	$7.6 billion

	Pablo De La Mata[1]	Registered Investment Companies[2]	9	$26.7 billion
		Other Pooled Investment Vehicles	8	$8.8 billion
		Other Accounts	32	$8.7 billion

1Information is as of October 31, 2014.

2Includes the Fund.

With respect to the accounts identified in the table above, Mr. Stone manages two other accounts with assets totaling $728.5 million, and Mr. Wiener manages two other accounts with assets totaling $728.5 million, for which the advisory fees are based in part on the performance of the accounts. Performance fees for any particular account are paid to MFS, not the portfolio manager, and the portfolio manager’s compensation is not determined by reference to the level of performance fees received by MFS.

Potential Conflicts of Interest

The Adviser seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts.  In certain instances there are securities which are suitable for the Fund’s portfolio as well as for accounts of the Adviser or its subsidiaries with similar investment objectives. The Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of the Adviser or its subsidiaries.  A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments.  Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, the Adviser believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

The Adviser and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.